UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Todd Walklett
           -----------------------------------------------------
Address:   225 South Lake Ave.
           Suite 545
           Pasadena, CA 91101
           626-792-1223
           -----------------------------------------------------

Form 13F File Number:
                      ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Todd Walklett
        -------------------------
Title:  Senior Partner
        -------------------------
Phone:  626-792-1223
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Todd Walklett                    Pasadena, CA                     2/02/2007
-----------------                    ------------                     ----------
   [Signature]                       [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           96
                                         -----------
Form 13F Information Table Value Total:     $144,335
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                 FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ -------
3M COMPANY                     COM              88579Y101      220    2825          Sole               2825      0       0
ABBOTT LABORATORIES            COM              002824100     1340   27505          Sole              27505      0       0
ACE                            COM              G0070K103      303    5000          Sole               5000      0       0
ADOBE SYSTEMS                  COM              00724F101      251    6100          Sole               6100      0       0
AIR PRODUCTS & CHEM            COM              009158106     1607   22860          Sole              22860      0       0
ALLEGHANY                      COM              017175100      854    2350          Sole               2350      0       0
ALLSTATE                       COM              020002101      355    5458          Sole               5458      0       0
ALTRIA GROUP                   COM              02209S103      563    6560          Sole               6560      0       0
AMBAC FIN'L GRP                COM              023139108     1224   13740          Sole              13740      0       0
AMER INT'L GROUP               COM              026874107     1462   20407          Sole              20407      0       0
AMETEK                         COM              031100100      258    8100          Sole               8100      0       0
AMGEN                          COM              031162100     1645   24085          Sole              24085      0       0
ANADARKO PETROLEUM             COM              032511107     1111   25520          Sole              25520      0       0
APPLIED MATERIALS              COM              038222105     1124   60941          Sole              60941      0       0
AUTOMATIC DATA PROC            COM              053015103      330    6700          Sole               6700      0       0
AVERY DENNISON                 COM              053611109     1057   15565          Sole              15565      0       0
BANK OF AMERICA                COM              060505104      703   13173          Sole              13173      0       0
BEACON POWER                   COM              073677106       33   33815          Sole              33815      0       0
BHP BILLITON ADR               COM              088606108     1248   31405          Sole              31405      0       0
BIOGEN IDEC                    COM              09062X103      649   13187          Sole              13187      0       0
BP ADR                         COM              055622104     1461   21778          Sole              21778      0       0
BROADCOM                       COM              111320107     1053   32585          Sole              32585      0       0
Broadleaf Industries           COM              111322103        0   51000          Sole              51000      0       0
BURLINGTON NRTHN SFE           COM              12189T104      550    7450          Sole               7450      0       0
CAPITAL ONE FIN'L              COM              14040H105      728    9480          Sole               9480      0       0
CHEVRON                        COM              166764100     1964   26706          Sole              26706      0       0
CISCO SYSTEMS                  COM              17275R102     1721   62974          Sole              62974      0       0
CITIGROUP                      COM              172967101     1896   34031          Sole              34031      0       0
CITY NAT'L                     COM              178566105      622    8737          Sole               8737      0       0
COLGATE-PALMOLIVE              COM              194162103     1464   22440          Sole              22440      0       0
CONOCOPHILLIPS                 COM              20825C104      289    4021          Sole               4021      0       0
CORNING                        COM              219350105      958   51205          Sole              51205      0       0
COUNTRYWIDE FIN'L              COM              222372104     1609   37900          Sole                  0      0   37900
DANAHER                        COM              235851102     1616   22305          Sole              22305      0       0
DELPHI FIN'L GRP               COM              247131105      381    9428          Sole               9428      0       0
DENTSPLY INT'L                 COM              249030107     1043   34930          Sole              34930      0       0
DISNEY (WALT)                  COM              254687106     1635   47698          Sole              47698      0       0
E M C Corp Mass                COM              268648102      150   11350          Sole              11350      0       0
EBAY                           COM              278642103      974   32400          Sole              32400      0       0
EXXON MOBIL                    COM              30231G102     1482   19346          Sole              19346      0       0
FIDELITY INFO SVCS             COM              31620M106      582   14516          Sole              14516      0       0
FIDELITY NAT'L FIN'L           COM              31620R105      789   33028          Sole              33028      0       0
FIRST HORIZON NAT'L            COM              320517105      326    7800          Sole               7800      0       0
FORTUNE BRANDS                 COM              349631101     1279   14975          Sole              14975      0       0
FPL GROUP                      COM              302571104     1894   34796          Sole              34796      0       0
GENERAL ELECTRIC               COM              369604103     1947   52327          Sole              52327      0       0
GLOBAL INDUSTRIES              COM              379336100      902   69190          Sole              69190      0       0
GOLDMAN SACHS GROUP            COM              38141G104     1694    8497          Sole               8497      0       0
HARTFORD FIN'L SVCS            COM              416515104      417    4465          Sole               4465      0       0
HOME DEPOT                     COM              437076102      352    8764          Sole               8764      0       0
INDYMAC BANCORP                COM              456607100      855   18926          Sole                  0      0   18926
INTEL                          COM              458140100      363   17935          Sole              17935      0       0
INT'L BUSINESS MACH            COM              459200101     1807   18604          Sole              18604      0       0
INVESTMENT TECH GRP            COM              46145F105    13426  313100          Sole                  0      0  313100
ISHARES MSCI EAFE IX           COM              464287465      626    8545          Sole               8545      0       0
JEFFERIES GROUP                COM              472319102    37908 1413416          Sole                  0      0 1413416
JOHNSON & JOHNSON              COM              478160104     2102   31834          Sole              31834      0       0
JPMORGAN CHASE & CO            COM              46625H100     1398   28935          Sole              28935      0       0
LEHMAN BR HLDGS                COM              524908100     2817   36066          Sole              36066      0       0
LILLY (ELI)                    COM              532457108      294    5636          Sole               5636      0       0
LOCKHEED MARTIN                COM              539830109     1606   17440          Sole              17440      0       0
LOWE'S COMPANIES               COM              548661107      731   23460          Sole              23460      0       0
MCDONALD'S                     COM              580135101      421    9500          Sole               9500      0       0
MCGRAW-HILL                    COM              580645109     1618   23790          Sole              23790      0       0
MEDTRONIC                      COM              585055106     1612   30131          Sole              30131      0       0
MICROSOFT                      COM              594918104     1725   57755          Sole              57755      0       0
MORGAN STANLEY                 COM              617446448      253    3110          Sole               3110      0       0
PEET'S COFFEE & TEA            COM              705560100      628   23925          Sole              23925      0       0
PEPSICO                        COM              713448108      283    4527          Sole               4527      0       0
PITNEY BOWES                   COM              724479100      363    7865          Sole               7865      0       0
Powershares Clean Energy Fund  COM              73935X500      349   20125          Sole              20125      0       0
PROCTER & GAMBLE               COM              742718109      821   12768          Sole              12768      0       0
QUALCOMM                       COM              747525103      892   23600          Sole              23600      0       0
ROYAL DUTCH SH ADR A           COM              780259206     1121   15838          Sole              15838      0       0
SATCON TECH                    COM              803893106      122  106860          Sole             106860      0       0
SCHWAB (CHARLES)               COM              808513105     2298  118801          Sole             118801      0       0
SEI INVESTMENTS                COM              784117103     1390   23333          Sole              23333      0       0
SEMPRA ENERGY                  COM              816851109     1389   24780          Sole              24780      0       0
SMITH INT'L                    COM              832110100     1232   29995          Sole              29995      0       0
SPDR TECHNOLOGY IDX            COM              81369Y803      344   14800          Sole              14800      0       0
STARBUCKS                      COM              855244109      232    6555          Sole               6555      0       0
Stellarnet Inc Ser B Pfd       PFD              85856L208        0   16670          Sole              16670      0       0
STERICYCLE                     COM              858912108     1374   18195          Sole              18195      0       0
SYSCO                          COM              871829107     1226   33362          Sole              33362      0       0
TARGET                         COM              87612E106     1482   25972          Sole              25972      0       0
TEVA PHARM ADR                 COM              881624209      767   24672          Sole              24672      0       0
TEXAS INSTRUMENTS              COM              882508104     1048   36405          Sole              36405      0       0
TYCO INT'L                     COM              902124106      254    8357          Sole               8357      0       0
U.S. BANCORP                   COM              902973304     1654   45713          Sole              45713      0       0
UNITED NAT FOODS               COM              911163103     1221   33980          Sole              33980      0       0
VERIZON COMM                   COM              92343V104     1347   36161          Sole              36161      0       0
VODAFONE GROUP ADR             COM              92857W209     1240   44652          Sole              44652      0       0
VULCAN MATERIALS               COM              929160109     1150   12795          Sole              12795      0       0
WELLPOINT                      COM              94973V107      592    7527          Sole               7527      0       0
WELLS FARGO                    COM              949746101      575   16165          Sole              16165      0       0
ZIMMER HLDGS                   COM              98956P102     1264   16121          Sole              16121      0       0